FAIR VALUES AND MEASUREMENTS OF FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value on Recurring Basis [Line Items]
Assets	$ 9,377	$ 11,027
Liabilities	0	0
US Government Corporations and Agencies Securities [Member]
Fair Value on Recurring Basis [Line Items]
Assets	2,518	1,965
State and political subdivisions [Member]
Fair Value on Recurring Basis [Line Items]
Assets		6,596
Mortgage-backed securities [Member]
Fair Value on Recurring Basis [Line Items]
Assets	1,961	2,466
State and political subdivisions, AFS [Member]
Fair Value on Recurring Basis [Line Items]
Assets	4,232
State and political subdivisions, HTM [Member]
Fair Value on Recurring Basis [Line Items]
Assets	666
Fair Value, Inputs, Level 1 [Member]
Fair Value on Recurring Basis [Line Items]
Assets	0	0
Liabilities	0	0
Fair Value, Inputs, Level 1 [Member] | US Government Corporations and Agencies Securities [Member]
Fair Value on Recurring Basis [Line Items]
Assets	0	0
Fair Value, Inputs, Level 1 [Member] | State and political subdivisions [Member]
Fair Value on Recurring Basis [Line Items]
Assets		0
Fair Value, Inputs, Level 1 [Member] | Mortgage-backed securities [Member]
Fair Value on Recurring Basis [Line Items]
Assets	0	0
Fair Value, Inputs, Level 1 [Member] | State and political subdivisions, AFS [Member]
Fair Value on Recurring Basis [Line Items]
Assets	0
Fair Value, Inputs, Level 1 [Member] | State and political subdivisions, HTM [Member]
Fair Value on Recurring Basis [Line Items]
Assets	0
Fair Value, Inputs, Level 2 [Member]
Fair Value on Recurring Basis [Line Items]
Assets	8,711	11,027
Liabilities	0	0
Fair Value, Inputs, Level 2 [Member] | US Government Corporations and Agencies Securities [Member]
Fair Value on Recurring Basis [Line Items]
Assets	2,518	1,965
Fair Value, Inputs, Level 2 [Member] | State and political subdivisions [Member]
Fair Value on Recurring Basis [Line Items]
Assets		6,596
Fair Value, Inputs, Level 2 [Member] | Mortgage-backed securities [Member]
Fair Value on Recurring Basis [Line Items]
Assets	1,961	2,466
Fair Value, Inputs, Level 2 [Member] | State and political subdivisions, AFS [Member]
Fair Value on Recurring Basis [Line Items]
Assets	4,232
Fair Value, Inputs, Level 2 [Member] | State and political subdivisions, HTM [Member]
Fair Value on Recurring Basis [Line Items]
Assets	0
Fair Value, Inputs, Level 3 [Member]
Fair Value on Recurring Basis [Line Items]
Assets	666	0
Liabilities	0	0
Fair Value, Inputs, Level 3 [Member] | US Government Corporations and Agencies Securities [Member]
Fair Value on Recurring Basis [Line Items]
Assets	0	0
Fair Value, Inputs, Level 3 [Member] | State and political subdivisions [Member]
Fair Value on Recurring Basis [Line Items]
Assets		0
Fair Value, Inputs, Level 3 [Member] | Mortgage-backed securities [Member]
Fair Value on Recurring Basis [Line Items]
Assets	0	$ 0
Fair Value, Inputs, Level 3 [Member] | State and political subdivisions, AFS [Member]
Fair Value on Recurring Basis [Line Items]
Assets	0
Fair Value, Inputs, Level 3 [Member] | State and political subdivisions, HTM [Member]
Fair Value on Recurring Basis [Line Items]
Assets	$ 666